FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.      FAIR VALUE MEASUREMENT

The Company does not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2011 and 2012.

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,301	—	2,910,301	—

Liabilities:
Foreign exchange forward contracts	(1,271,592)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Fair Value Measurements at December 31, 2012
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,639,337	—	1,639,337	—
Liabilities:
Foreign exchange forward contracts	(182,963)	—	(182,963)	—
Net assets	1,456,374	—	1,456,374	—

A summary of changes in Level 3 foreign exchange forward contracts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	As of December 31,
	2010	2011	2012
	$	$	$
Beginning balance	596,251	(13,478,691)	—
Total gain or losses (realized/unrealized)
Included in earnings	(13,478,691)	—	—
Settlements	(596,251)	13,478,691
Ending balance	(13,478,691)	—	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	(13,478,691)	—	—

Following is a description of the valuation techniques that the Company uses to measure assets and liabilities at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:

• Investment in trading securities — Investment in trading securities consist of marketable equity shares that are measured using the closing stock prices from the exchange market on which they are traded. Such investments are classified as Level 1 in the hierarchy.

• Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign exchange contracts involving major currencies. Since its derivative assets and liabilities are not traded on an exchange, the Company values them using valuation models. The valuation of certain foreign currency contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The fair value of the remaining foreign currency contracts are computed using the Monte Carlo pricing method based on assumptions supported by quoted market prices or rates, adjusted for the specific features of these instruments. Such contracts are classified as Level 3 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

• Short-term financial instruments (cash equivalents, restricted cash, accounts receivable and payable, short-term borrowings, and accrued liabilities) — cost approximates fair value because of the short maturity period.

• Long-term borrowings — fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

• Convertible senior notes — the estimated fair value was $ 75,223,800 as of December 31, 2012 based on the quoted market price in an active market.